JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 84.6%
Fixed Income — 45.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	123,095	1,285,114
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	90,560	662,896
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,859	57,849
JPMorgan High Yield Fund Class R6 Shares (a)	32,516	214,280
JPMorgan Income Fund Class R6 Shares (a)	34,792	299,563
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,511	80,430
Total Fixed Income		2,600,132
International Equity — 4.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,503	60,680
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,631	75,457
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,591	64,564
JPMorgan International Equity Fund Class R6 Shares (a)	3,106	71,471
Total International Equity		272,172
U.S. Equity — 34.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,691	177,051
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,283	320,291
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,488	228,119
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,398	81,045
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	485	25,825
JPMorgan Small Cap Value Fund Class R6 Shares (a)	965	28,285
JPMorgan U.S. Equity Fund Class R6 Shares (a)	16,443	466,500
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,247	223,506
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,988	293,363
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,386	175,772
Total U.S. Equity		2,019,757
Total Investment Companies (Cost $3,669,164)		4,892,061
Exchange-Traded Funds — 14.5%
Fixed Income — 2.7%
JPMorgan Limited Duration Bond ETF (a)	2,981	156,416
Fixed Income Funds — 0.9%
JPMorgan Flexible Debt ETF (a)	963	48,341
International Equity — 8.1%
JPMorgan Global Select Equity ETF (a)	2,218	150,306
JPMorgan International Research Enhanced Equity ETF (a)	4,297	316,039
Total International Equity		466,345
U.S. Equity — 2.8%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,576	163,404
Total Exchange-Traded Funds (Cost $608,047)		834,506

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b) (Cost $62,733)	62,733	62,733
Total Investments — 100.2% (Cost $4,339,944)		5,789,300
Liabilities in Excess of Other Assets — (0.2)%		(8,777)
NET ASSETS — 100.0%		5,780,523

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,789,300	$—	$—	$5,789,300

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,236,450	$36,479	$—	$—	$12,185	$1,285,114	123,095	$13,093	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	638,431	17,300	—	—	7,165	662,896	90,560	8,166	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	55,096	815	—	—	1,938	57,849	8,859	814	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	58,187	—	5,174	2,286	5,381	60,680	1,503	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	70,687	—	2,883	554	7,099	75,457	3,631	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	169,595	784	1,721	55	8,338	177,051	6,691	784	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	65,106	—	1,712	621	549	64,564	1,591	—	—
JPMorgan Flexible Debt ETF (a)	—	48,214	—	—	127	48,341	963	—	—
JPMorgan Global Select Equity ETF (a)	142,699	—	—	—	7,607	150,306	2,218	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	209,519	3,473	—	—	1,288	214,280	32,516	3,473	—
JPMorgan Income Fund Class R6 Shares (a)	289,929	8,961	—	—	673	299,563	34,792	4,363	—
JPMorgan International Equity Fund Class R6 Shares (a)	69,576	—	—	—	1,895	71,471	3,106	—	—
JPMorgan International Research Enhanced Equity ETF (a)	306,925	—	2,861	952	11,023	316,039	4,297	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,926	—	29,108	20,161	8,312	320,291	3,283	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	213,481	949	—	—	13,689	228,119	10,488	948	—
JPMorgan Limited Duration Bond ETF (a)	155,685	—	—	—	731	156,416	2,981	1,575	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	81,983	—	4,553	838	2,777	81,045	1,398	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	79,214	877	—	—	339	80,430	8,511	877	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	152,533	—	—	—	10,871	163,404	2,576	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,864	—	—	—	(39)	25,825	485	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,589	100	—	—	2,596	28,285	965	100	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	452,532	716	23,876	6,223	30,905	466,500	16,443	716	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	223,487	—	23,855	18,161	5,713	223,506	2,247	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	60,121	87,566	84,954	—	—	62,733	62,733	639	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	285,041	761	13,110	1,861	18,810	293,363	5,988	762	—

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$47,141	$588	$48,214	$—	$485	$—	—	$589	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	170,114	—	—	—	5,658	175,772	4,386	—	—
Total	$5,605,911	$207,583	$242,021	$51,712	$166,115	$5,789,300		$36,899	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.